Note 29 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's financial position [text block]
	Year Ended December 31,
	2025	2024	2023
Share-based payments related to employees & directors	$15,345	$22,480	$17,781
Share-based payments related to advisor(i)	—	107	(11,608)
Other share-based payments	628	—	—
Total Share-based payments	$15,973	$22,587	$6,173

Disclosure of number and weighted average exercise prices of share options [text block]
	Year Ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
		average	Number of	average	Number of	average
	Options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at beginning of period	4,944,061	$14.00	2,577,467	$25.76	1,163,597	$37.98
Granted during the period	1,458,858	$24.52	2,881,758	$14.00	1,575,234	$25.76
Forfeited during the period	(441,161)	$17.67	(515,164)	$14.00	(139,012)	$25.76
Modified during the period	—	$—	—	$—	(22,352)	$25.76
Exercised during the period	(116,551)	$14.14	—	$—	—	$—
Outstanding at the end of period	5,845,207	$18.10	4,944,061	$14.00	2,577,467	$25.76
Exercisable at the end of period	2,341,984		—		—

BMC1 Class B Incentive Units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of period	8,856,384	9,574,468	—
Granted during the year	—	—	9,574,468
Shares converted from Class B to Class A during the period	(5,136,703)	—	—
Cancelled during the period	—	(718,084)	—
Outstanding at the end of the period	3,719,681	8,856,384	9,574,468

BMC1 Class A Restricted Units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of the period	4,787,234	4,787,234	—
Granted during the year	—	—	4,787,234
Shares converted from Class B to Class A during the period	5,136,703	—	—
Outstanding as of period end	9,923,937	4,787,234	4,787,234

Restricted stock units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of the period	200,046	201,939	235,109
Granted during the year	33,111	—	—
Forfeited during the year	—	(1,893)	(45,009)
Released during the year	(40,009)	—	—
Modified during the year	—	—	11,839
Outstanding at end of the period	193,148	200,046	201,939

Advisor [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
		Weighted		Weighted		Weighted
		average		average		average
	Options	exercise price	Options	exercise price	Options	exercise price
Outstanding at beginning of period	—	$—	1,812,500	$15.97	2,250,000	$28.70
Exercised during the period	—	$—	(1,125,000)	$11.10	—	$—
Cancelled during the period	—	$—	—	$—	(437,500)	$28.70
Forfeited during the period	—	$—	(687,500)	$11.10	—	$—
Outstanding at the end of period	—	$—	—	$—	1,812,500	$15.97
Exercisable at the end of period	—		—		1,093,750